Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of changes in non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Other long- term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2018	176	—	383	558
Additions	—	—	65	65
Decreases	(45)	—	(49)	(94)
Net book value as of December 31, 2019	131	—	399	529
Additions	—	—	9	9
Decreases	(27)	—	(5)	(31)
Currency translation adjustments	—	—	(2)	(2)
Net book value as of December 31, 2020	105	—	401	505
(1)See note 10.2 Treasury shares